Long-term Debt	12 Months Ended
Dec. 31, 2025
Long-term Debt [Abstract]
Long-term Debt
8.
Long-term debt
The
amount of
long-term debt
shown in
the
accompanying consolidated
balance sheets
is
analyzed as
follows:
December 31, 2025 December 31, 2024
Senior unsecured bond 175,000 175,000
Secured long-term debt 354,189 347,590
Total long-term
debt
$ 529,189 $ 522,590
Less: Deferred financing costs
(6,380) (7,973)
Long-term debt, net of deferred financing costs $ 522,809 $ 514,617
Less: Current long-term debt, net of deferred financing
costs,
current (50,281) (45,230)
Long-term debt, excluding current maturities $ 472,528 $ 469,387
8.375% Senior Unsecured Bond:
On June 22, 2021
, the
Company issued a
$
125,000
senior unsecured bond
maturing in
June 2026. The
bond ranked
ahead of
subordinated capital
and ranked
the same
with all
other senior
unsecured obligations
of
the
Company
other
than
obligations
which
were
mandatorily
preferred
by
law.
Entities
affiliated
with
executive officers
and directors of
the Company purchased
an aggregate of
$
21,000
principal amount of
the bond.
On June 29, 2023,
the Company repurchased $
5,900
nominal value of the bond
for $
5,851
resulting in a
loss on debt extinguishment
of $
159
, representing the
difference between the
reacquisition price of
$
5,851
and the
net carrying
amount of
the debt
extinguished of
$
5,900
less deferred
financing fees
of $
208 . In
June 2024, the bond
became callable, and on July
2, 2024, the Company prepaid the
remaining balance
at 103.35
% of par,
using proceeds from the new bond
described below. The
Company accounted for the
transaction
partly
as
a
debt
modification
and
partly
as
debt
extinguishment.
The
portion refinanced
by
existing
investors
amounting
to
$
57,850
was
treated
as
modification
and
the
remaining
$
61,250
was
accounted for as debt extinguishment. An amount of
$
5,336
consisting of the costs paid to
investors who
participated in the refinancing
and unamortized deferred
fees were deferred
over the term of
the new bond
and an amount of
$
3,475
was recorded as loss on
debt extinguishment. The bond included
financial and
other covenants and was trading on the Oslo Stock Exchange under the ticker symbol “DIASH02”.
8.75% Senior Unsecured Bond
:
In 2024,
the Company
issued a
$
175,000
senior unsecured
bond maturing in
July 2029
bearing a
fixed-
rate coupon of 8.75
% payable semi-annually in
arrears in January and
July of each
year. Proceeds
from
the bond
were used
to prepay
the balance
of the
then outstanding
bond and
for general
working capital
purposes.
The bond
is
callable in
whole or
in
part in
July 2027
at
a price
equal to
103.50
%
of nominal
value;
in January
2028 at
a price
equal to
102.625
%
of
nominal value;
in
July 2028
at
a price
equal to
101.75
% and after January 2029 at
a price equal to
100.00
% of nominal value. The bond
ranks ahead of
subordinated capital and ranks
the same with all other
senior unsecured obligations of
the Company other
than obligations which are mandatorily preferred by law. The bond includes financial and other covenants and is trading on the Oslo Stock Exchange under the ticker symbol
“DIASH03”.
Secured Term Loans:
Under the
secured term
loans outstanding
as of
December 31,
2025,
31
vessels of
the Company’s
fleet
are
mortgaged
with
first
preferred
or
priority
ship
mortgages,
having
an
aggregate
carrying
value
of
$ 621,566
.
Additional
securities
required
by
the
banks
include
first
priority
assignment
of
all
earnings,
insurances, first assignment of time
charter contracts that exceed a
certain period, pledge over the
shares
of
the
borrowers,
manager’s
undertaking
and
subordination
and
requisition
compensation
and
either
a
corporate
guarantee
by
DSI
(the
“Guarantor”)
or
a
guarantee
by
the
ship
owning
companies
(where
applicable), financial covenants, as well as operating account assignments. The lenders may also require additional
security
in
the
future
in
the
event
the
borrowers
breach
certain
covenants
under
the
loan
agreements.
The
secured
term
loans
generally
include
restrictions
as
to
changes
in
management
and
ownership of the vessels, additional indebtedness, as well as minimum requirements regarding hull cover ratio and minimum liquidity
per vessel owned by the
borrowers, or the Guarantor,
maintained in the bank
accounts of the borrowers, or the Guarantor.
As of December 31,
2025 and 2024 minimum
cash deposits required to
be maintained at all
times under
the Company’s
loan facilities,
amounted to
$
18,000
and $
19,000
, respectively
and are
included in
restricted
cash, non-current in
the accompanying consolidated
balance sheets. Furthermore,
the secured term
loans
contain
cross
default
provisions
and
additionally
the
Company
is
not
permitted
to
pay
any
dividends
following the occurrence
of an event
of default. All
of the Company’s
secured term loans
bear interest at
SOFR plus a margin. In 2025 and 2024, the weighted
average interest rate of the secured term
loans was
6.1 % and 7.3%, respectively.
As of December 31, 2025,
the Company had the following
agreements with banks, either as
a borrower or
as a guarantor, to guarantee the loans of its subsidiaries:
Nordea Bank
AB, London
Branch (“Nordea”):
On September
30, 2022,
the
Company entered
into a
$ 200
million loan
agreement to
finance the
acquisition of
9
Ultramax vessels.
The Company
drew down
$ 197,236
under the loan,
in tranches for
each vessel on
their delivery to
the Company and
in December
2022 prepaid
$
21,937
due to
a vessel
sale and
leaseback transaction. The
loan was
repayable in equal
quarterly instalments of an aggregate amount of $ 3,719 , and a balloon of $ 100,912 payable together with
the last instalment on October 11, 2027 .
On June 27, 2023, the Company drew down $ 22,500
under a secured loan agreement and prepaid in full
the
outstanding
balance
of
an
existing
loan
amounting
to
$
20,934
and
recorded
a
loss
on
debt
extinguishment amounting to $ 220
. The loan, maturing
on
June 27, 2028
was repayable in equal
quarterly
instalments of $ 1,125 .
On July
25, 2024,
the Company
entered into
and drew
a $
167,263
loan agreement,
to refinance
the balance
of the then outstanding
loans. The loan is
repayable in equal
quarterly instalments of
$
4,454
and a balloon
instalment of $ 64,827
payable on
July 25, 2030
.
Export-Import Bank of China:
On January 4,
2017, the Company drew
down $
57,240
under a secured
loan
agreement,
which
is
repayable
in
equal
quarterly
instalments
of
$
954
,
each,
until
its
maturity
on
January 4, 2032 .
DNB Bank
ASA or DNB:
On June
26, 2023, the
Company entered into
a $
100,000
sustainability linked
loan agreement which was drawn on June 27, 2023, to refinance the outstanding balance of another loan
and
for
working
capital
purposes.
The
loan
is
repayable
in
equal
quarterly
instalments
of
$
3,846
until
December 27, 2029
. The loan is subject to a margin reset
and unless the parties agree on a new margin,
the loan will
be mandatorily repayable
on June 27,
2027. On
July 6, 2023,
the Company entered
into an
interest rate swap with DNB for a notional amount for the 30 % of the loan amount. Under the interest rate swap, the Company pays
a fixed rate and
receives floating under term
SOFR.
The swap has a
termination
date on December 27,
2029, and a mandatory
break on June 27,
2027, according to which the
swap will
be terminated if the loan is prepaid. As of December 31,
2025 and 2024, the fair value of the interest rate
swap was $ 361
and $
165
, respectively,
and is separately presented in
current and non-current liabilities.
In
2025,
2024
and
2023,
the
Company
recognized
a
loss
of
$
196
,
a
gain
of
$
274
and
a
loss
of
$
439 ,
respectively, from
the swap valuation separately presented as gain/(loss) on derivative instruments in the accompanying consolidated statements
of income.
Danish Ship
Finance A/S
or Danish:
On April
12,
2023, the
Company signed
a term
loan facility
with
Danish, for
$
100,000
to refinance
the outstanding
balance of
loans with
other banks
and for
working
capital.
On
April
18
and
19,
2023,
the
Company
drew
down
$
100,000
which
was
repayable
in
equal
quarterly
instalments of $ 3,301
each and a balloon of $
33,972
payable together with the last instalment on
April 19,
2028. On
October 18,
2024, the
Company refinanced
the outstanding
balance of
this loan
with a
loan which
is repayable in equal quarterly instalments of $ 2,533
each and a balloon of $
14,323
payable together with
the last instalment on April 18, 2031 .
National Bank of
Greece S.A. (“NBG”):
On September 29,
2025, the Company entered
into a $
55,000
loan agreement.
The loan
proceeds were
drawn on
the same
date and
deposited in
a pledged
account
with
the
bank
to
reduce
the
margin.
As
of
December
31,
2025,
the
amount
of
$
53,750
is
presented
separately as
restricted cash,
current in
the accompanying
consolidated balance
sheet. The
Company may
withdraw any part or
all of the funds
from the pledged account
at the end of
the loan’s fixed interest
period,
provided no event of default has
occurred. The loan is repayable in equal quarterly
instalments of $
1,250
and a balloon instalment of $ 25,000
payable on
September 29, 2031
.
As of December 31, 2025 and 2024, the Company was in compliance with all of its loan covenants.
As of December 31, 2025, the maturities of
the Company’s bond and debt facilities throughout their term, are shown in the table below and do not include related debt issuance costs.
Period Principal Repayment
Year 1 $ 52,149
Year 2 52,149
Year 3 52,149
Year 4 227,149
Year 5 92,684
Year 6 and
thereafter
52,909
Total $ 529,189